List of direct and indirect subsidiaries (Details 1 - Textuals)	Nov. 01, 2022	Sep. 01, 2022	Jun. 30, 2022	Jan. 27, 2022
Somo Group
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired				100.00%
Transpire Group
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired		100.00%
CI&T Brazil | Box 1824
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired			100.00%
NTERSOL Consulting LLC (“NTERSOL”)
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired	100.00%